ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
At beginning of year	¥ 376,574,061	¥ 335,713,383
Addition	36,619,918	152,906,748
Write-off	9,718,086	0
Reversal	(119,737,431)	(78,212,449)
At end of year	¥ 303,174,634	¥ 410,407,682